Note 12 - Other Accrued Liabilities - Schedule of Changes in Warranty Costs Provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Beginning of year	€ 547	€ 449
Amount used during the year	(308)	(335)
New warranty expenses	131	433
End of year	370	547
Less current portion	(260)	(356)
Long term portion	€ 110	€ 191